Financial assets at amortized cost - Loans and Advances to Customers (Details) - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Loans And Receivables [Abstract]
Credit Cards	$ 702,657,639	$ 854,924,949
Notes	318,069,103	181,250,348
Overdrafts	176,515,811	196,021,914
Loans for prefinancing and financing of exports	153,200,806	78,079,366
Consumer loans	151,819,857	222,107,654
Commercial papers	145,212,037	182,199,444
Real estate mortgage	79,404,563	119,922,367
Pledge loans	44,335,196	76,942,252
Receivables from financial leases	12,719,733	19,892,649
Loans to employees	10,268,564	15,016,004
Other financing	210,138,365	337,838,753
Allowances for ECL	(44,440,936)	(64,326,062)
TOTAL	$ 1,959,900,738	$ 2,219,869,638